S-K 1604(b)(4) De-SPAC Prospectus Summary, Compensation	Nov. 14, 2025
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Consideration Received or to be Received, and Securities Issued or to be Issued, by or to the Sponsor
Live Oak’s Sponsor, Live Oak Sponsor V, LLC, a Delaware limited liability company, has received or may receive the following consideration from Live Oak prior to or in connection with the completion by Live Oak of an initial business combination in accordance with the terms of
Live
Oak’s governing documents (including upon the Closing of the proposed Business Combination with Teamshares):

Interest in Securities	Other Consideration
At Closing, the Sponsor (or its distributees, as applicable) will hold up to a total of
5,750,000
shares of Combined Company Common Stock and corresponding to Live Oak Class B Ordinary Shares purchased by the Sponsor prior to Live Oak’s IPO for an aggregate price of
$25,000 (or $
0.004
per share).

Live Oak Merchant Partners, an affiliate of the Sponsor, receives $17,500 per month for services pursuant to the Administrative Services Agreement, dated as of February 27,
202
5
. As of [ ], 202
6
, approximately $[ ] has been paid under the Administrative Services Agreement, with any accrued and unpaid amounts to be paid at consummation of an initial business combination.

At Closing, the Sponsor (or its distributees, as applicable) will hold a total of
 4,500,000
warrants to purchase shares of Combined Company Common Stock corresponding to the equivalent number of Private Warrants purchased by the Sponsor at the time of Live Oak’s IPO for an aggregate price of
 $4,500,000 (or $1.00 per warrant).

Reimbursement for any unpaid
out-of-pocket
expenses related to identifying, investigating and completing an initial business combination (provided, however, that as of the date of this proxy statement/prospectus, there are no such expenses for which reimbursement at the Closing is expected).

If any working capital loans are issued by the Sponsor to Live Oak and remain unpaid prior to Closing, any portion of such unpaid loans (excluding up to
$1,500,000
of such Sponsor working capital loans which may be converted at the Closing into newly-issued warrants to purchase shares of Combined Company Common Stock with terms equivalent to the Private Warrants, if so converted, in the Sponsor’s discretion) would, if not so converted, be repaid (or converted) at the Closing; provided, however, that, as of the date of this proxy statement/prospectus, there are no such working capital loans outstanding.

De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]	Because the Sponsor acquired the Sponsor Shares at a nominal price, the holders of non-redeeming
Public Shares will incur an immediate and substantial dilution at the Closing and will incur additional dilution upon any exercise of the warrants held by the Sponsor.
Additional detailed information about the potential dilutive impact of interests held by the Sponsor and Live Oak’s directors and officers is contained in the accompanying proxy statement/prospectus, including in the sections entitled: “
Questions and Answers About the Live Oak Extraordinary General Meeting — What equity stake will current Public Shareholders, the Sponsor, Teamshares Stockholders and PIPE Investors hold in the Combined Company immediately after the Closing?
” and “
The Business Combination Proposal — Interests of Live Oak’s Sponsor, Directors, Officers and Advisors in the Business Combination
.
”

SPAC Sponsor and its Affiliates [Member]
De-SPAC, Compensation, Prospectus Summary [Line Items]
De-SPAC, Compensation, Prospectus Summary, Terms [Text Block]
Consideration Received or to be Received, and Securities Issued or to be Issued, by or to the Sponsor
Live Oak’s Sponsor, Live Oak Sponsor Partners V, LLC, a Delaware limited liability company, has received or may receive the following consideration from Live Oak prior to or in connection with the completion by Live Oak of an initial business combination in accordance with the terms of Live Oak’s governing documents (including upon the Closing of the proposed Business Combination with Teamshares):

Interest in Securities	Other Consideration
At Closing, the Sponsor (or its distributes, as applicable) will hold up to a total of 5,750,000 shares of Combined Company Common Stock and corresponding to Live Oak Class B Ordinary Shares (which will be converted into Live Oak Class B Common Stock pursuant to the Domestication and will subsequently be converted into Combined Company Common Stock in connection with the Closing in accordance with the Interim Charter) purchased by the Sponsor prior to Live Oak’s IPO for an aggregate price of $25,000 (or $0.004 per share).

Live Oak Merchant Partners, an affiliate of the Sponsor, receives $17,500 per month for services pursuant to the Administrative Services Agreement, dated as of February 27, 2025. As of [ ], 2026, approximately $[ ] has been paid under the Administrative Services Agreement, with any accrued and unpaid amounts to be paid at consummation of an initial business combination.

At Closing, the Sponsor (or its distributes, as applicable) will hold a total of 4,500,000 warrants to purchase shares of Combined Company Common Stock corresponding to the equivalent number of Live Oak Private Warrants purchased by the Sponsor at the time of Live

Reimbursement for any unpaid
out-of-pocket
expenses related to identifying, investigating and completing an initial business combination (provided, however, that as of the date of this proxy statement/prospectus, there are no such expenses for which reimbursement at the Closing is expected).

Interest in Securities	Other Consideration
Oak’s IPO for an aggregate price of $4,500,000 (or $1.00 per warrant).
If any working capital loans are issued by the Sponsor to Live Oak and remain unpaid prior to Closing, any portion of such unpaid loans (excluding up to $1,500,000 of such Sponsor working capital loans, which may be converted at the Closing into newly-issued warrants to purchase Combined Company Common Stock with terms equivalent to the Private Warrants if so converted, in the Sponsor’s discretion) would, if not so converted, be repaid (or converted) at the Closing; provided, however, that, as of the date of this proxy statement/prospectus, there are no such working capital loans outstanding.

De-SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]
Because the Sponsor acquired the Sponsor Shares at a nominal price, the holders of non-redeeming
Public Shares will incur an immediate and substantial dilution at the Closing and will incur additional dilution upon any exercise of the Private Warrants held by the Sponsor.
Additional detailed information about the potential dilutive impact of interests held by the Sponsor and Live Oak’s directors and officers is contained in this proxy statement/prospectus, including in the sections entitled:
“
Questions and Answers About the Live Oak Extraordinary General Meeting — What equity stake will current Public Shareholders, the Sponsor, Teamshares Stockholders and PIPE Investors hold in the Combined Company immediately after the Closing?
” and “
The
Business Combination Proposal — Interests of Live Oak’s Sponsor, Directors, Officers and Advisors in the Business Combination
.”